Major acquisitions and disposals (Details) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2011	Feb. 28, 2011 Sale of aluminum assets	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A.	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A. Three years after closing date	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A. Five years after closing date	Feb. 28, 2011 Sale of aluminum assets Hydro
Sale of aluminum assets
Percentage of stake in Paragominas and mineral rights sold			60.00%
Cash received for transactions		$ 1,081,000,000
Ownership interest received in transaction (as a percent)						22.00%
Number of shares of common stock received in transaction						447,834,465
Value of shares of common stock received in transaction	3,500,000,000	3,500,000,000
Scheduled future cash payments to be received				200,000,000	200,000,000
Percentage of Paragominas to be sold					40.00%
Gain on sale of assets	$ 1,513,000,000	$ 1,513,000,000